UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07657
Oppenheimer Developing Markets Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 2/29/2012

Item 1. Reports to Stockholders.

February 29, 2012

Oppenheimer

Developing Markets Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Geographical Holdings
India	13.6%
Brazil	13.1
Mexico	9.6
China	6.5
Russia	5.9
Korea, Republic of South	5.3
Hong Kong	4.8
United Kingdom	4.4
Taiwan	4.2
South Africa	4.1
Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2012, and are based on the total market value of investments.

Top Ten Common Stock Holdings
Infosys Ltd.	3.8%
America Movil SAB de CV, ADR, Series L	3.5
NHN Corp.	3.1
Fomento Economico Mexicano SA de CV, Sponsored ADR	2.2
BM&F BOVESPA SA	2.1
Carlsberg AS, Cl. B	1.9
Baidu, Inc., ADR	1.9
NovaTek OAO, Sponsored GDR	1.8
SM Prime Holdings, Inc.	1.8
High Tech Computer Corp.	1.8
Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2012, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.
7 | OPPENHEIMER DEVELOPING MARKETS FUND

TOP HOLDINGS AND ALLOCATIONS
Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2012, and are based on the total market value of investments.
8 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for 1-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
Class I shares of the Fund were first publicly offered on 12/29/2011. Class I shares are only offered to eligible institutional investors that make a minimum initial investment of $5 million or more and to retirement plan service provider platforms.
9 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER DEVELOPING MARKETS FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	September 1, 2011	February 29, 2012	February 29, 2012[1,2]

Actual
Class A	$1,000.00	$1,037.80	$6.86
Class B	1,000.00	1,033.60	11.23
Class C	1,000.00	1,034.30	10.37
Class I	1,000.00	1,155.30	1.52
Class N	1,000.00	1,036.20	8.59
Class Y	1,000.00	1,039.60	5.19

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,018.15	6.80
Class B	1,000.00	1,013.87	11.13
Class C	1,000.00	1,014.72	10.27
Class I	1,000.00	1,020.79	4.13
Class N	1,000.00	1,016.46	8.51
Class Y	1,000.00	1,019.79	5.14

1.	Actual expenses paid for Classes A, B, C, N, & Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Actual expenses paid for Class I are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 63/366 to reflect the period from December 29, 2011 (inception of offering) to February 29, 2012.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 29, 2012 for Classes A, B, C, N & Y and for the period from December 29, 2011 (inception of offering) to February 29, 2012 for Class I are as follows:

Class	Expense Ratios

Class A	1.35%
Class B	2.21
Class C	2.04
Class I	0.82
Class N	1.69
Class Y	1.02
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS February 29, 2012 / Unaudited

	Shares	Value

Common Stocks—95.2%

Consumer Discretionary—11.1%

Automobiles—0.9%
PT Astra
International Tbk	26,434,500	$206,495,463

Distributors—0.6%
CFAO[1]	3,877,554	152,399,269

Diversified Consumer Services—1.6%
Ambow Education Holding Ltd., ADR[2]	2,272,028	15,858,755

Estacio Participacoes SA1	10,866,000	131,929,597

Kroton Educacional SA1,2	7,358,100	101,121,654

Kroton Educacional SA1,2	122,473	239,633

Kroton Educacional SA1,2	2,209,219	29,563,461

Kroton Educacional SA1,2	697,633	1,365,000

MegaStudy Co. Ltd.[1]	499,330	51,462,825

New Oriental Education & Technology Group, Inc., Sponsored ADR[2]	2,449,097	64,925,561

Zee Learn Ltd.[2]	4,901,274	1,413,176

		397,879,662

Hotels, Restaurants & Leisure—3.2%
Ctrip.com International Ltd., ADR[1,2]	13,554,519	370,987,185

Genting Berhad	20,525,600	72,357,896
Genting Singapore plc[2]	93,349,000	119,723,703

Home Inns & Hotels Management, Inc., ADR[1,2]	3,412,333	104,724,500

Jollibee Foods Corp.[1]	55,136,213	126,379,345

		794,172,629

Internet & Catalog Retail—0.3%
B2W Companhia Global do Varejo[1]	12,774,258	82,198,603

Media—1.7%
Grupo Televisa SA, Sponsored GDR	10,044,453	214,248,182

TV18 Broadcast Ltd.[2]	11,612,542	7,203,046

Zee Entertainment Enterprises Ltd.[1]	76,026,963	196,125,568

		417,576,796

Multiline Retail—2.0%
Lojas Americanas SA, Preference[1]	34,327,384	365,412,479

Shinsegae Co. Ltd.[1]	544,145	127,679,334

		493,091,813

Textiles, Apparel & Luxury Goods—0.8%
Prada SpA, Unsponsored ADR[2]	35,182,900	196,970,941

Consumer Staples—24.6%

Beverages—9.2%
Anadolu Efes Biracilik ve Malt Sanayii AS	10,213,701	154,726,506

Carlsberg AS, Cl. B1	6,108,613	478,879,087

Companhia de Bebidas das Americas, Sponsored ADR, Preference	8,572,900	343,001,729

East African Breweries Ltd.	7,528,848	17,213,973

Fomento Economico Mexicano SA de CV, Sponsored ADR	7,360,049	541,699,611

Fomento Economico Mexicano SA de CV, UBD	55,070,344	404,969,363
Nigerian Breweries plc	154,127,052	89,019,048

SABMiller plc	5,945,304	240,950,427

		2,270,459,744

Food & Staples Retailing—9.5%
Almacenes Exito SA	11,189,792	157,368,032

Almacenes Exito SA, GDR[3]	11,250,373	156,273,306
12 | OPPENHEIMER DEVELOPING MARKETS FUND

	Shares	Value

Food & Staples Retailing Continued
BIM Birlesik Magazalar AS	4,500,831	$158,235,355
Cencosud SA	8,753,743	56,787,593
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR[1]	7,733,646	361,625,287
Dairy Farm International Holdings Ltd.	7,806,830	80,098,076
E-Mart Co. Ltd.[1]	1,448,896	351,628,205
Etablissements Economiques du Casino Guichard-Perrachon SA	374,190	36,452,840
Magnit[1]	3,448,981	431,122,625
Magnit OJSC[1,2]	1,292,793	160,492,282
Magnit OJSC, Sponsored GDR[1]	3,940,330	116,121,525
Sun Art Retail Group Ltd.[2]	1,852,000	2,465,889
Wal-Mart de Mexico SAB de CV, Series V	73,670,678	229,310,111
Wumart Stores, Inc.	20,885,000	42,329,001

		2,340,310,127

Food Products—2.1%
Tingyi Holding Corp. (Cayman Islands)	98,634,000	290,915,783
Want Want China Holdings Ltd.	226,896,000	225,837,023

		516,752,806

Household Products—1.3%
Hindustan Unilever Ltd.	26,647,320	206,719,263
Unilever Indonesia Tbk	59,343,000	126,188,565

		332,907,828

Personal Products—2.4%
Colgate-Palmolive (India) Ltd.[1]	7,059,706	151,039,680
Dabur India Ltd.	30,849,134	65,245,801
Marico Ltd.[1]	30,906,283	99,195,232
Natura Cosmeticos SA	11,494,800	267,749,017

		583,229,730

Tobacco—0.1%
Eastern Tobacco Co.	1,008,380	17,055,053
Energy—9.3%
Energy Equipment & Services—1.6%
Eurasia Drilling Co. Ltd., GDR	4,266,601	125,651,399
Tenaris SA, ADR	7,234,242	279,820,481

		405,471,880

Oil, Gas & Consumable Fuels—7.7%
BG Group plc	1,534,520	37,045,946
Cairn Energy plc[2]	6,488,325	35,528,993
China Shenhua Energy Co. Ltd.	55,770,500	255,309,356
CNOOC Ltd.	108,446,000	245,578,751
NovaTek OAO, Sponsored GDR[3,4]	902,339	130,929,389
NovaTek OAO, Sponsored GDR[4]	3,100,634	449,901,993
Petroleo Brasileiro SA, Sponsored ADR	10,806,309	307,871,743
Tullow Oil plc	18,315,357	429,780,642

		1,891,946,813

Financials—17.6%
Capital Markets—0.2%
Egyptian Financial Group-Hermes Holding SAE[2]	22,592,870	55,482,387
Commercial Banks—6.8%
Akbank TAS	12,831,036	51,491,381
Banco Davivienda SA1	8,250,984	94,082,342
Banco Santander Chile SA	951,207,861	75,049,973
Bancolombia SA, Sponsored ADR	1,898,295	121,301,051
13 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Commercial Banks Continued
Commercial International Bank	20,266,818	$84,182,530
Credicorp Ltd.	1,080,100	132,733,489
Grupo Financiero Inbursa SA de CV	52,758,322	103,945,546
HDFC Bank Ltd., ADR	10,657,063	366,070,114
ICICI Bank Ltd., Sponsored ADR	7,197,240	261,259,812
PT Bank Central Asia Tbk	22,324,100	18,721,483
Siam Commercial Bank Public Co. Ltd.	36,625,400	156,360,749
Standard Bank Group Ltd.	8,542,028	125,177,077
Turkiye Garanti Bankasi AS	19,990,253	75,879,083

		1,666,254,630

Diversified Financial Services—4.4%
BM&F BOVESPA SA	76,533,698	517,875,423
Haci Omer Sabanci Holding AS	77,072,675	333,087,191
Hong Kong Exchanges & Clearing Ltd.	12,111,000	223,397,459

		1,074,360,073

Insurance—1.1%
AIA Group Ltd.	70,492,800	267,204,084
Real Estate Management & Development—3.4%
Hang Lung Group Ltd.	19,209,750	129,298,979
Hang Lung Properties Ltd.	50,153,881	189,023,021
Medinet Nasr for Housing & Development Co.[2]	1,118,820	3,498,892
Multiplan Empreendimentos Imobiliarios SA	3,805,300	86,642,731
SM Prime Holdings, Inc.[1]	1,146,966,358	438,881,291

		847,344,914
Thrifts & Mortgage Finance—1.7%
Housing Development Finance Corp. Ltd.	31,153,408	418,463,148
Health Care—1.3%
Health Care Providers & Services—0.3%
Diagnosticos da America	7,825,200	72,681,287
Pharmaceuticals—1.0%
Cipla Ltd.	12,826,053	82,669,818
PT Kalbe Farma Tbk	89,747,500	34,824,418
Sun Pharmaceutical Industries Ltd.	12,250,923	136,842,234

		254,336,470

Industrials—4.1%
Aerospace & Defense—1.1%
Embraer SA, ADR	8,777,262	263,844,496
Industrial Conglomerates—1.5%
Enka Insaat ve Sanayi AS	74,035,226	211,190,635
SM Investments Corp.	10,976,295	163,662,450

		374,853,085

Machinery—0.7%
Shanghai Zhenhua Port Machinery Co. Ltd., B Shares[1]	46,991,029	21,709,855
Vallourec SA	1,995,900	140,535,739

		162,245,594

Transportation Infrastructure—0.8%
DP World Ltd.[2]	17,088,414	205,931,999
Information Technology—16.8%
Communications Equipment—1.8%
High Tech Computer Corp.	19,780,127	438,275,225
Electronic Equipment & Instruments—0.8%
Synnex Technology International Corp.	71,816,174	181,305,738
Internet Software & Services—7.6%
Baidu, Inc., ADR[2]	3,360,950	459,441,865
Mail.ru Group Ltd., GDR[2]	626,600	24,782,030
14 | OPPENHEIMER DEVELOPING MARKETS FUND

	Shares	Value

Internet Software & Services Continued
NHN Corp.[1]	3,710,329	$774,418,934
Tencent Holdings Ltd.	16,600,400	428,293,188
Yandex NV, Cl. A1,2	7,546,468	160,739,768
Youku, Inc., Sponsored ADR[2]	1,052,500	26,459,850

		1,874,135,635

IT Services—4.9%
Infosys Ltd.	16,046,959	939,342,353
Tata Consultancy Services Ltd.	11,083,042	274,519,004

		1,213,861,357

Semiconductors & Semiconductor Equipment—1.7%
Epistar Corp.[1]	66,499,000	173,214,560
Taiwan Semiconductor Manufacturing Co. Ltd.	88,781,429	243,915,321

		417,129,881

Materials—5.1%
Chemicals—0.5%
Asian Paints Ltd.	1,784,067	115,414,683
Metals & Mining—4.6%
Anglo American Platinum Ltd.	2,982,130	233,654,915
Anglo American plc	7,723,913	325,567,271
Impala Platinum Holdings Ltd.	14,218,515	314,564,928
Vale SA, Sponsored ADR, Preference	11,121,280	273,361,062

		1,147,148,176

Telecommunication Services—5.3%
Wireless Telecommunication Services—5.3%
America Movil SAB de CV, ADR, Series L	35,592,472	852,083,780
MTN Group Ltd.	18,426,405	330,198,241
Philippine Long Distance Telephone Co.	1,583,170	105,828,555

		1,288,110,576

Total Common Stocks (Cost $19,010,896,359)		23,437,302,595

Structured Securities—0.1%
UBS AG, Vietnam Dairy Products JSC Equity Linked Nts.[3] (Cost $21,799,675)	5,295,496	23,029,397

Investment Company—4.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%[1,5] (Cost $996,363,064)	996,363,064	996,363,064

Total Investments, at Value (Cost $20,029,059,098)	99.3%	24,456,695,056
Other Assets Net of Liabilities	0.7	174,280,299

Net Assets	100.0%	$24,630,975,355

15 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/					Shares/
	Principal Amount	Gross		Gross		Principal Amount
	August 31, 2011	Additions		Reductions		February 29, 2012

B2W Companhia Global do Varejo	15,109,458	—		2,335,200		12,774,258
Banco Davivienda SA	2,098,070	6,152,914		—		8,250,984
Carlsberg AS, Cl. B	5,294,683	813,930		—		6,108,613
CFAO	3,877,554	—		—		3,877,554
Colgate-Palmolive (India) Ltd.	7,149,484	45,408		135,186		7,059,706
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR	8,616,546	—		882,900		7,733,646
Ctrip. com International Ltd., ADR	4,144,309	9,410,210		—		13,554,519
E-Mart Co. Ltd.	1,453,022	173,012		177,138		1,448,896
Epistar Corp.	84,248,000	—		17,749,000		66,499,000
Estacio Participacoes SA	10,866,000	—		—		10,866,000
Home Inns & Hotels Management, Inc., ADR	1,882,915	1,529,418		—		3,412,333
Jollibee Foods Corp.	55,136,213	—		—		55,136,213
Kroton Educacional SAa	4,379,100	2,979,000		—		7,358,100
Kroton Educacional SAa	—	697,633		—		697,633
Kroton Educacional SAa	—	122,473		—		122,473
Kroton Educacional SAa	—	2,209,219		—		2,209,219
Li Ning Co. Ltd.	66,944,500	—		66,944,500		—
Lojas Americanas SA	—	103,790		103,790		—
Lojas Americanas SA, 13.15% Cv. Sub. Nts., 9/15/17	—	5,732	[b]	5,732	[b]	—
Lojas Americanas SA, Preference	25,092,684	9,234,700		—		34,327,384
Magnit	3,448,981	—		—		3,448,981
Magnit OJSC	—	1,292,793		—		1,292,793
Magnit OJSC, Sponsored GDR	1,041,270	3,702,760		803,700		3,940,330
Marico Ltd.	30,123,895	782,388		—		30,906,283
MegaStudy Co. Ltd.	499,330	—		—		499,330
NHN Corp.	3,987,501	—		277,172		3,710,329
Oppenheimer Institutional Money Market Fund, Cl. E	303,088,396	2,273,441,919		1,580,167,251		996,363,064
Shanghai Zhenhua Port Machinery Co. Ltd., B Shares	46,991,029	—		—		46,991,029
Shinsegae Co. Ltd.	455,107	89,038		—		544,145
SM Prime Holdings, Inc.	1,178,547,358	—		31,581,000		1,146,966,358
Yandex NV, Cl. A	1,361,620	6,184,848		—		7,546,468
Zee Entertainment Enterprises Ltd.	75,735,589	291,374		—		76,026,963

						Realized
		Value		Income		Gain (Loss)

B2W Companhia Global do Varejo		$82,198,603		$—		$(33,263,089)
Banco Davivienda SA		94,082,342		241,032		—
Carlsberg AS, Cl. B		478,879,087		—		—
CFAO		152,399,269		—		—
Colgate-Palmolive (India) Ltd.		151,039,680		1,193,923		83,440
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR		361,625,287		354,493		(5,029,789)
16 | OPPENHEIMER DEVELOPING MARKETS FUND

				Realized
	Value		Income	Gain (Loss)

Ctrip. com International Ltd., ADR	$370,987,185		$—	$—
E-Mart Co. Ltd.	351,628,205		725,404	8,744,079
Epistar Corp.	173,214,560		—	(15,456,484)
Estacio Participacoes SA	131,929,597		—	—
Home Inns & Hotels Management, Inc., ADR	104,724,500		—	—
Jollibee Foods Corp.	126,379,345		506,956	—
Kroton Educacional SAa	—	[c]	—	—
Kroton Educacional SAa	—	[c]	—	—
Kroton Educacional SAa	—	[c]	—	—
Kroton Educacional SAa	—	[c]	—	—
Li Ning Co. Ltd.	—		1,165,065	(72,247,497)
Lojas Americanas SA	—		1,936	66,345
Lojas Americanas SA, 13.15% Cv. Sub. Nts., 9/15/17	—		—	—
Lojas Americanas SA, Preference	365,412,479		548,498	—
Magnit	431,122,625		—	—
Magnit OJSC	160,492,282		—	—
Magnit OJSC, Sponsored GDR	116,121,525		—	4,786,430
Marico Ltd.	99,195,232		184,773	—
MegaStudy Co. Ltd.	51,462,825		1,477,039	—
NHN Corp.	774,418,934		1,488,455	3,948,514
Oppenheimer Institutional Money Market Fund, Cl. E	996,363,064		562,107	—
Shanghai Zhenhua Port Machinery Co. Ltd., B Shares	21,709,855		—	—
Shinsegae Co. Ltd.	127,679,334		299,684	—
SM Prime Holdings, Inc.	438,881,291		—	2,476,405
Yandex NV, Cl. A	160,739,768		—	—
Zee Entertainment Enterprises Ltd.	196,125,568		—	—

	$6,518,812,442		$8,749,365	$(105,891,646)

a.	No longer an affiliate as of February 29, 2012.

b.	Gross Addition and Gross Reduction to Principal Amount are reported in Brazilian Real.

c.	The security is no longer an affiliate, therefore, the value has been excluded from this table.

2.	Non-income producing security.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $310,232,092 or 1.26% of the Fund’s net assets as of February 29, 2012.

4.	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

5.	Rate shown is the 7-day yield as of February 29, 2012.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
17 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of February 29, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$1,947,698,429	$793,086,747	$—	$2,740,785,176
Consumer Staples	4,940,746,857	1,119,968,431	—	6,060,715,288
Energy	1,796,530,586	500,888,107	—	2,297,418,693
Financials	3,068,667,320	1,260,441,916	—	4,329,109,236
Health Care	107,505,705	219,512,052	—	327,017,757
Industrials	1,006,875,174	—	—	1,006,875,174
Information Technology	1,445,842,447	2,678,865,389	—	4,124,707,836
Materials	714,343,016	548,219,843	—	1,262,562,859
Telecommunication Services	957,912,335	330,198,241	—	1,288,110,576
Structured Securities	23,029,397	—	—	23,029,397
Investment Company	996,363,064	—	—	996,363,064

Total Investments, at Value	17,005,514,330	7,451,180,726	—	24,456,695,056
Other Financial Instruments:
Foreign currency exchange contracts	—	21,606	—	21,606

Total Assets	$17,005,514,330	$7,451,202,332	$—	$24,456,716,662

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(32,688)	$—	$(32,688)

Total Liabilities	$—	$(32,688)	$—	$(32,688)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The table below shows the significant transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

		Transfers		Transfers
	Transfers	out of	Transfers	out of
	into Level 1*	Level 1**	into Level 2**	Level 2*

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$66,609,372	$(225,331,634)	$225,331,634	$(66,609,372)
Consumer Staples	1,154,051,019	(647,297,298)	647,297,298	(1,154,051,019)
Energy	—	(258,586,416)	258,586,416	—
Financials	499,365,961	(267,324,285)	267,324,285	(499,365,961)
Health Care	37,752,150	—	—	(37,752,150)
Industrials	87,111,020	—	—	(87,111,020)
Information Technology	780,292,346	(350,413,670)	350,413,670	(780,292,346)
Materials	87,021,706	(284,750,664)	284,750,664	(87,021,706)
Telecommunication Services	138,739,988	(431,556,593)	431,556,593	(138,739,988)

Total Assets	$2,850,943,562	$(2,465,260,560)	$2,465,260,560	$(2,850,943,562)

18 | OPPENHEIMER DEVELOPING MARKETS FUND

Footnotes to Statement of Investments Continued

*	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

**	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

India	$3,321,522,932	13.6%
Brazil	3,206,483,202	13.1
Mexico	2,346,256,593	9.6
China	1,587,582,951	6.5
Russia	1,439,001,243	5.9
Korea, Republic of South	1,305,189,298	5.3
Hong Kong	1,176,691,886	4.8
United Kingdom	1,068,873,279	4.4
Taiwan	1,036,710,844	4.2
South Africa	1,003,595,161	4.1
United States	996,363,064	4.1
Turkey	984,610,151	4.0
Philippines	834,751,641	3.4
Cayman Islands	719,208,971	2.9
Colombia	529,024,731	2.2
Denmark	478,879,087	2.0
Indonesia	386,229,929	1.6
France	329,387,848	1.4
Luxembourg	279,820,481	1.1
United Arab Emirates	205,931,999	0.8
Italy	196,970,941	0.8
The Netherlands	160,739,768	0.7
Egypt	160,218,862	0.7
Thailand	156,360,749	0.6
Peru	132,733,489	0.5
Chile	131,837,566	0.5
Nigeria	89,019,048	0.4
Bermuda	80,098,076	0.3
Malaysia	72,357,896	0.3
Vietnam	23,029,397	0.1
Kenya	17,213,973	0.1

Total	$24,456,695,056	100.0%

19 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts as of February 29, 2012 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Bank of America
New Turkish Lira (TRY)	Buy	960,646	TRY	3/2/12	$549,160	$—	$149
Chase Manhattan Bank:
Brazilian Real (BRR)	Sell	5,164,009	BRR	3/1/12-3/5/12	3,007,139	12,176	—
Chilean Peso (CLP)	Sell	587,743,462	CLP	3/1/12	1,224,848	—	1,911

						12,176	1,911

Mellon Bank N.A.:
Brazilian Real (BRR)	Sell	1,475,817	BRR	3/2/12	859,407	7,955	—
New Taiwan Dollar (TWD)	Sell	1,059,559,132	TWD	3/2/12	36,044,330	—	30,628

						7,955	30,628

State Street
New Turkish Lira (TRY)	Buy	574	TRY	3/1/12	327,880	1,475	—

Total unrealized appreciation and depreciation						$21,606	$32,688

See accompanying Notes to Financial Statements.
20 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
February 29, 2012

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $14,213,153,032)	$17,937,882,614
Affiliated companies (cost $5,815,906,066)	6,518,812,442

24,456,695,056
Cash	37,837,849
Cash—foreign currencies (cost $8,126,523)	6,073,933
Unrealized appreciation on foreign currency exchange contracts	21,606
Receivables and other assets:
Shares of beneficial interest sold	110,126,953
Investments sold	63,589,809
Dividends	16,252,130
Other	1,264,822

Total assets	24,691,862,158

Liabilities
Unrealized depreciation on foreign currency exchange contracts	32,688
Payables and other liabilities:
Shares of beneficial interest redeemed	42,332,750
Foreign capital gains tax	7,398,837
Transfer and shareholder servicing agent fees	3,457,388
Distribution and service plan fees	2,705,494
Trustees’ compensation	1,239,591
Investments purchased	877,040
Shareholder communications	468,029
Other	2,374,986

Total liabilities	60,886,803

Net Assets	$24,630,975,355

Composition of Net Assets
Paid-in capital	$21,046,530,099
Accumulated net investment loss	(49,273,528)
Accumulated net realized loss on investments and foreign currency transactions	(784,683,090)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,418,401,874

Net Assets	$24,630,975,355

21 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $11,043,640,390 and 327,032,739 shares of beneficial interest outstanding)	$33.77
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$35.83

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $199,869,368 and 5,999,131 shares of beneficial interest outstanding)	$33.32

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,119,352,730 and 65,335,596 shares of beneficial interest outstanding)	$32.44

Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $45,244,163 and 1,354,684 shares of beneficial interest outstanding)	$33.40

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $694,579,716 and 21,280,029 shares of beneficial interest outstanding)	$32.64

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $10,528,288,988 and 315,341,176 shares of beneficial interest outstanding)	$33.39
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended February 29, 2012

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $4,154,330)	$142,442,295
Affiliated companies (net of foreign withholding taxes of $1,102,960)	8,749,365
Interest	316,191
Other income	22,915

Total investment income	151,530,766

Expenses
Management fees	84,343,302
Distribution and service plan fees:
Class A	12,223,171
Class B	973,213
Class C	9,559,173
Class N	1,438,448
Transfer and shareholder servicing agent fees:
Class A	12,768,979
Class B	375,450
Class C	1,854,477
Class I	319
Class N	1,540,936
Class Y	7,577,334
Shareholder communications:
Class A	219,764
Class B	22,699
Class C	65,367
Class N	23,118
Class Y	163,322
Custodian fees and expenses	4,261,977
Trustees’ compensation	189,027
Administration service fees	750
Other	534,376

Total expenses	138,135,202
Less waivers and reimbursements of expenses	(876,373)

Net expenses	137,258,829

Net Investment Income	14,271,937
23 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from:
Unaffiliated companies (net of foreign capital gains tax of $581,596)	$(128,364,046)
Affiliated companies	(105,891,646)
Foreign currency transactions	(89,549,344)
Increase from payment by affiliate	212,163

Net realized loss	(323,592,873)
Net change in unrealized appreciation/depreciation on:
Investments (net of foreign capital gains tax of $3,375,795)	1,672,980,220
Translation of assets and liabilities denominated in foreign currencies	(460,023,203)

Net change in unrealized appreciation/depreciation	1,212,957,017

Net Increase in Net Assets Resulting from Operations	$903,636,081

See accompanying Notes to Financial Statements.
24 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	February 29, 2012	August 31,
	(Unaudited)	2011

Operations
Net investment income	$14,271,937	$429,947,691
Net realized gain (loss)	(323,592,873)	705,752,059
Net change in unrealized appreciation/depreciation	1,212,957,017	113,968,621

Net increase in net assets resulting from operations	903,636,081	1,249,668,371

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(179,982,899)	(15,166,515)
Class B	(1,405,084)	—
Class C	(22,156,509)	—
Class I	—	—
Class N	(8,818,276)	—
Class Y	(188,402,503)	(28,204,660)

	(400,765,271)	(43,371,175)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	71,253,009	1,821,445,656
Class B	(31,134,600)	(7,640,832)
Class C	16,258,443	577,810,493
Class I	44,680,549	—
Class N	79,707,955	174,660,187
Class Y	1,779,717,564	4,187,778,424

	1,960,482,920	6,754,053,928

Net Assets
Total increase	2,463,353,730	7,960,351,124
Beginning of period	22,167,621,625	14,207,270,501

End of period (including accumulated net investment income (loss) of $(49,273,528) and $337,219,806, respectively)	$24,630,975,355	$22,167,621,625

See accompanying Notes to Financial Statements.
25 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 29, 2012	Year Ended August 31,
Class A	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$33.15	$29.83	$24.38	$41.13	$48.37	$38.23

Income (loss) from investment operations:
Net investment income[1]	.01 [2]	.68 [3]	.13	.21	.55	.35
Net realized and unrealized gain (loss)	1.17	2.69	5.44	(8.08)	(1.11)	13.94

Total from investment operations	1.18	3.37	5.57	(7.87)	(.56)	14.29

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.56)	(.05)	(.12)	(.56)	(.45)	(.50)
Distributions from net realized gain	—	—	—	(8.32)	(6.23)	(3.65)

Total dividends and/or distributions to shareholders	(.56)	(.05)	(.12)	(8.88)	(6.68)	(4.15)

Net asset value, end of period	$33.77	$33.15	$29.83	$24.38	$41.13	$48.37

Total Return, at Net Asset Value[4]	3.78%	11.28%	22.85%	(5.68)%	(3.59)%	39.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,043,640	$10,802,874	$8,184,698	$5,388,513	$7,109,601	$8,577,017

Average net assets (in thousands)	$10,003,381	$11,015,700	$7,065,585	$3,900,019	$8,667,934	$8,202,261

Ratios to average net assets:[5]
Net investment income	0.08%[2]	1.94%[3]	0.47%	0.97%	1.16%	0.80%
Total expenses[6]	1.35%	1.30%	1.35%	1.43%	1.27%	1.32%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.35%	1.30%	1.35%	1.43%	1.27%	1.32%

Portfolio turnover rate	11%	34%	33%	55%	51%	40%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $0.06 and 0.39%, respectively, resulting from a special dividend from Cairn Energy plc in February 2012.

3.	Net investment income per share and the net investment income ratio include $0.47 and 1.35%, respectively, resulting from a special dividend from E-Mart Co. Ltd. in June 2011.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 29, 2012	1.35%
Year Ended August 31, 2011	1.30%
Year Ended August 31, 2010	1.35%
Year Ended August 31, 2009	1.43%
Year Ended August 31, 2008	1.27%
Year Ended August 31, 2007	1.32%
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER DEVELOPING MARKETS FUND

	Six Months
	Ended
	February 29, 2012	Year Ended August 31,
Class B	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$32.48	$29.43	$24.17	$40.56	$47.75	$37.75

Income (loss) from investment operations:
Net investment income (loss)[1]	(.12)[2]	.34 [3]	(.12)	.03	.17	.02
Net realized and unrealized gain (loss)	1.18	2.71	5.38	(7.88)	(1.09)	13.80

Total from investment operations	1.06	3.05	5.26	(7.85)	(.92)	13.82

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.22)	—	—	(.22)	(.04)	(.17)
Distributions from net realized gain	—	—	—	(8.32)	(6.23)	(3.65)

Total dividends and/or distributions to shareholders	(.22)	—	—	(8.54)	(6.27)	(3.82)

Net asset value, end of period	$33.32	$32.48	$29.43	$24.17	$40.56	$47.75

Total Return, at Net Asset Value[4]	3.36%	10.36%	21.76%	(6.43)%	(4.30)%	38.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$199,869	$228,170	$212,590	$181,249	$235,659	$329,278

Average net assets (in thousands)	$195,728	$259,240	$205,371	$137,455	$307,320	$327,758

Ratios to average net assets:[5]
Net investment income (loss)	(0.79)%[2]	0.98%[3]	(0.43)%	0.14%	0.35%	0.04%
Total expenses[6]	2.25%	2.14%	2.21%	2.23%	2.02%	2.06%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.21%	2.14%	2.21%	2.22%	2.02%	2.06%

Portfolio turnover rate	11%	34%	33%	55%	51%	40%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $0.06 and 0.39%, respectively, resulting from a special dividend from Cairn Energy plc in February 2012.

3.	Net investment income per share and the net investment income ratio include $0.47 and 1.35%, respectively, resulting from a special dividend from E-Mart Co. Ltd. in June 2011.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 29, 2012	2.25%
Year Ended August 31, 2011	2.14%
Year Ended August 31, 2010	2.21%
Year Ended August 31, 2009	2.23%
Year Ended August 31, 2008	2.02%
Year Ended August 31, 2007	2.06%
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 29, 2012				Year Ended August 31,
Class C	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$31.74	$28.72	$23.56	$39.91	$47.11	$37.33

Income (loss) from investment operations:
Net investment income (loss)[1]	(.09)[2]	.43 [3]	(.06)	.05	.20	.04
Net realized and unrealized gain (loss)	1.13	2.59	5.23	(7.85)	(1.08)	13.62

Total from investment operations	1.04	3.02	5.17	(7.80)	(.88)	13.66

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.34)	—	(.01)	(.23)	(.09)	(.23)
Distributions from net realized gain	—	—	—	(8.32)	(6.23)	(3.65)

Total dividends and/or distributions to shareholders	(.34)	—	(.01)	(8.55)	(6.32)	(3.88)

Net asset value, end of period	$32.44	$31.74	$28.72	$23.56	$39.91	$47.11

Total Return, at Net Asset Value[4]	3.43%	10.52%	21.95%	(6.36)%	(4.28)%	38.67%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,119,353	$2,060,954	$1,374,711	$768,598	$923,115	$1,124,129

Average net assets (in thousands)	$1,919,345	$2,014,543	$1,127,812	$532,652	$1,126,359	$1,072,232

Ratios to average net assets:[5]
Net investment income (loss)	(0.61)%[2]	1.30%[3]	(0.20)%	0.25%	0.43%	0.09%
Total expenses[6]	2.04%	2.01%	2.07%	2.13%	1.99%	2.03%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.04%	2.01%	2.07%	2.13%	1.99%	2.03%

Portfolio turnover rate	11%	34%	33%	55%	51%	40%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $0.06 and 0.39%, respectively, resulting from a special dividend from Cairn Energy plc in February 2012.

3.	Net investment income per share and the net investment income ratio include $0.47 and 1.35%, respectively, resulting from a special dividend from E-Mart Co. Ltd. in June 2011.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 29, 2012	2.04%
Year Ended August 31, 2011	2.01%
Year Ended August 31, 2010	2.07%
Year Ended August 31, 2009	2.13%
Year Ended August 31, 2008	1.99%
Year Ended August 31, 2007	2.03%
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER DEVELOPING MARKETS FUND

Period Ended
February 29, 2012
Class I	(Unaudited)[1]

Per Share Operating Data
Net asset value, beginning of period	$28.91

Income (loss) from investment operations:
Net investment income[2]	.02 [3]
Net realized and unrealized gain	4.47

Total from investment operations	4.49

Dividends and/or distributions to shareholders:
Dividends from net investment income	—
Distributions from net realized gain	—

Total dividends and/or distributions to shareholders	—

Net asset value, end of period	$33.40

Total Return, at Net Asset Value[4]	15.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,244

Average net assets (in thousands)	$6,898

Ratios to average net assets:[5]
Net investment income	0.35%[3]
Total expenses[6]	0.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.82%

Portfolio turnover rate	11%

1.	For the period from December 29, 2011 (inception of offering) to February 29, 2012.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Net investment income per share and the net investment income ratio include $0.06 and 0.39%, respectively, resulting from a special dividend from Cairn Energy plc in February 2012.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended February 29, 2012 0.82%
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 29, 2012	Year Ended August 31,
Class N	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$32.00	$28.87	$23.64	$40.21	$47.44	$37.59

Income (loss) from investment operations:
Net investment income (loss)[1]	(.04)[2]	.55 [3]	.03	.12	.36	.17
Net realized and unrealized gain (loss)	1.14	2.58	5.26	(7.95)	(1.09)	13.71

Total from investment operations	1.10	3.13	5.29	(7.83)	(.73)	13.88

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.46)	—	(.06)	(.42)	(.27)	(.38)
Distributions from net realized gain	—	—	—	(8.32)	(6.23)	(3.65)

Total dividends and/or distributions to shareholders	(.46)	—	(.06)	(8.74)	(6.50)	(4.03)

Net asset value, end of period	$32.64	$32.00	$28.87	$23.64	$40.21	$47.44

Total Return, at Net Asset Value[4]	3.62%	10.84%	22.39%	(6.00)%	(3.98)%	39.09%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$694,580	$595,681	$388,942	$257,960	$282,921	$333,271

Average net assets (in thousands)	$581,980	$571,562	$337,841	$174,883	$365,943	$294,086

Ratios to average net assets:[5]
Net investment income (loss)	(0.26)%[2]	1.63%[3]	0.12%	0.60%	0.77%	0.40%
Total expenses[6]	1.88%	1.77%	1.83%	2.07%	1.69%	1.75%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.69%	1.70%	1.71%	1.77%	1.68%	1.74%

Portfolio turnover rate	11%	34%	33%	55%	51%	40%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $0.06 and 0.39%, respectively, resulting from a special dividend from Cairn Energy plc in February 2012.

3.	Net investment income per share and the net investment income ratio include $0.47 and 1.35%, respectively, resulting from a special dividend from E-Mart Co. Ltd. in June 2011.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 29, 2012	1.88%
Year Ended August 31, 2011	1.77%
Year Ended August 31, 2010	1.83%
Year Ended August 31, 2009	2.07%
Year Ended August 31, 2008	1.69%
Year Ended August 31, 2007	1.75%
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER DEVELOPING MARKETS FUND

	Six Months
	Ended
	February 29, 2012	Year Ended August 31,
Class Y	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$32.85	$29.55	$24.13	$41.18	$48.43	$38.28

Income (loss) from investment operations:
Net investment income[1]	.06 [2]	.84 [3]	.25	.27	.76	.54
Net realized and unrealized gain (loss)	1.16	2.60	5.35	(8.21)	(1.16)	13.93

Total from investment operations	1.22	3.44	5.60	(7.94)	(.40)	14.47

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.68)	(.14)	(.18)	(.79)	(.62)	(.67)
Distributions from net realized gain	—	—	—	(8.32)	(6.23)	(3.65)

Total dividends and/or distributions to shareholders	(.68)	(.14)	(.18)	(9.11)	(6.85)	(4.32)

Net asset value, end of period	$33.39	$32.85	$29.55	$24.13	$41.18	$48.43
Total Return, at Net Asset Value[4]	3.96%	11.62%	23.22%	(5.45)%	(3.29)%	40.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,528,289	$8,479,943	$4,046,330	$1,788,541	$761,817	$518,186

Average net assets (in thousands)	$8,635,420	$7,355,168	$2,838,047	$1,073,863	$699,864	$416,051

Ratios to average net assets:[5]
Net investment income	0.41%[2]	2.42%[3]	0.89%	1.37%	1.63%	1.24%
Total expenses[6]	1.02%	1.00%	1.04%	1.08%	0.95%	0.94%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.02%	1.00%	1.04%	1.08%	0.95%	0.94%

Portfolio turnover rate	11%	34%	33%	55%	51%	40%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $0.06 and 0.39%, respectively, resulting from a special dividend from Cairn Energy plc in February 2012.

3.	Net investment income per share and the net investment income ratio include $0.47 and 1.35%, respectively, resulting from a special dividend from E-Mart Co. Ltd. in June 2011.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 29, 2012	1.02%
Year Ended August 31, 2011	1.00%
Year Ended August 31, 2010	1.04%
Year Ended August 31, 2009	1.08%
Year Ended August 31, 2008	0.95%
Year Ended August 31, 2007	0.94%
See accompanying Notes to Financial Statements.
31 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Developing Markets Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to aggressively seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class I, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class I shares were first publicly offered on December 29, 2011.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to
32 | OPPENHEIMER DEVELOPING MARKETS FUND

the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
33 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1.	Significant Accounting Policies Continued
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held
34 | OPPENHEIMER DEVELOPING MARKETS FUND

and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended August 31, 2011, the Fund utilized $732,799,824 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those expiration dates.

Expiring

2015	$13,912,245
2016	3,478,061
2018	397,683,597
No expiration	323,805,036

Total	$738,878,939

Of these losses, $24,584,651 are subject to loss limitation rules resulting from merger activity. These limitations generally reduce the utilization of these losses to a maximum of $3,478,061 per year.
     Capital losses with no expiration will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss carryforwards in existence at February 29, 2012, the Fund had estimated capital loss carryforwards of $415,073,903 expiring in 2018 and $323,805,036 which will not expire. During the six months ended February 29, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax
35 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
purposes as of February 29, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$20,072,841,959
Federal tax cost of other investments	8,126,522

Total federal tax cost	$20,080,968,481

Gross unrealized appreciation	$5,194,462,145
Gross unrealized depreciation	(819,994,722)

Net unrealized appreciation	$4,374,467,423

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended February 29, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$15,624
Payments Made to Retired Trustees	88,268
Accumulated Liability as of February 29, 2012	593,124
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
36 | OPPENHEIMER DEVELOPING MARKETS FUND

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
37 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 29, 2012[1]		Year Ended August 31, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	59,657,273	$1,861,241,120	166,461,173	$5,807,838,793
Dividends and/or distributions reinvested	5,575,689	166,883,083	388,240	13,747,601
Redeemed	(64,077,935)	(1,956,871,194)	(115,373,222)	(4,000,140,738)

Net increase	1,155,027	$71,253,009	51,476,191	$1,821,445,656

Class B
Sold	669,250	$20,560,464	2,792,119	$95,912,291
Dividends and/or distributions reinvested	42,362	1,252,650	—	—
Redeemed	(1,736,824)	(52,947,714)	(2,990,728)	(103,553,123)

Net decrease	(1,025,212)	$(31,134,600)	(198,609)	$(7,640,832)

Class C
Sold	7,491,688	$225,012,806	29,349,957	$985,481,824
Dividends and/or distributions reinvested	599,958	17,266,780	—	—
Redeemed	(7,685,674)	(226,021,143)	(12,281,248)	(407,671,331)

Net increase	405,972	$16,258,443	17,068,709	$577,810,493

Class I
Sold	1,354,965	$44,689,917	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(281)	(9,368)	—	—

Net increase	1,354,684	$44,680,549	—	$—

Class N
Sold	5,515,164	$165,712,877	12,157,742	$411,777,303
Dividends and/or distributions reinvested	281,100	8,135,043	—	—
Redeemed	(3,129,106)	(94,139,965)	(7,017,028)	(237,117,116)

Net increase	2,667,158	$79,707,955	5,140,714	$174,660,187

Class Y
Sold	95,846,272	$2,953,169,787	184,804,634	$6,367,640,129
Dividends and/or distributions reinvested	4,860,731	143,924,559	606,528	21,240,598
Redeemed	(43,474,619)	(1,317,376,782)	(64,236,700)	(2,201,102,303)

Net increase	57,232,384	$1,779,717,564	121,174,462	$4,187,778,424

1.	For the six months ended February 29, 2012, for Class A, Class B, Class C, Class N and Class Y shares, and for the period from December 29, 2011 (inception of offering) to February 29, 2012, for Class I shares.
38 | OPPENHEIMER DEVELOPING MARKETS FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 29, 2012, were as follows:

	Purchases	Sales

Investment securities	$3,045,101,816	$2,269,045,300
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	1.00%
Next $250 million	0.95
Next $500 million	0.90
Next $6 billion	0.85
Next $3 billion	0.80
Next $20 billion	0.75
Over $30 billion	0.74

Fee Schedule Prior to October 1, 2011

Up to $250 million	1.00%
Next $250 million	0.95
Next $500 million	0.90
Next $6 billion	0.85
Next $3 billion	0.80
Over $10 billion	0.75
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2012, the Fund paid $23,622,896 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent
39 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2011 were as follows:

Class C	$23,609,428
Class N	8,289,296
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 29, 2012	$913,162	$81,130	$254,981	$324,931	$3,687
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended February 29, 2012, the Manager waived fees and/or reimbursed the Fund $283,106 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to November 1, 2011. Effective November 1, 2011, OFS has
40 | OPPENHEIMER DEVELOPING MARKETS FUND

voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
During the six months ended February 29, 2012, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$35,578
Class N	557,689
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
     During the six months ended February 29, 2012, the Manager voluntarily reimbursed the Fund $212,163 for certain transactions. The payment is reported separately in the Statement of Operations and increased the Fund’s total returns by less than 0.01%.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency.
41 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to
42 | OPPENHEIMER DEVELOPING MARKETS FUND

enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of February 29, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $21,606, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of February 29, 2012 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not	Statement of		Statement of
Accounted for as	Assets and		Assets and
Hedging Instruments	Liabilities Location	Value	Liabilities Location	Value

	Unrealized		Unrealized
	appreciation on		depreciation on
Foreign exchange	foreign currency		foreign currency
contracts	exchange contracts	$21,606	exchange contracts	$32,688
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not	Foreign
Accounted for as	currency
Hedging Instruments	transactions

Foreign exchange contracts	$3,791,887

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not	Translation of assets and
Accounted for as	liabilities denominated
Hedging Instruments	in foreign currencies

Foreign exchange contracts	$(89,559)
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
43 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5.	Risk Exposures and the Use of Derivative Instruments Continued
Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     During the six months ended February 29, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $30,714,121 and $40,284,416, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
6.	Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On September 30, 2011, the U.S. District Court for the District of Colorado entered orders and final judgments approving the settlement of certain putative class actions involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, and other Defendant Funds and their independent trustees.
44 | OPPENHEIMER DEVELOPING MARKETS FUND

     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate,
45 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6.	Pending Litigation Continued
in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
46 | OPPENHEIMER DEVELOPING MARKETS FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
47 | OPPENHEIMER DEVELOPING MARKETS FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Justin Leverenz, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load emerging markets funds. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was better than its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load emerging markets funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual and contractual management fees and total expenses were lower than its peer group median and average.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the
48 | OPPENHEIMER DEVELOPING MARKETS FUND

Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow. Based on the Board’s evaluation, the Manager agreed to a revised voluntary breakpoint schedule that, effective October 1, 2011, declines for additional assets as the Fund’s assets grow: 1.00% of the first $250 million of average annual net assets of the Fund, 0.95% of the next $250 million, 0.90% of the next $500 million, 0.85% of the next $6 billion, 0.80% of the next $3 billion, 0.75% of the next $20 billion, and 0.74% of average annual net assets over $30 billion.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
49 | OPPENHEIMER DEVELOPING MARKETS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
50 | OPPENHEIMER DEVELOPING MARKETS FUND

OPPENHEIMER DEVELOPING MARKETS FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Justin Leverenz, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
51 | OPPENHEIMER DEVELOPING MARKETS FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
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Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
53 | OPPENHEIMER DEVELOPING MARKETS FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/29/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Developing Markets Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	4/10/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	4/10/2012

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	4/10/2012